Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 35	¥ 38
Trading account assets	8,462	10,271
Investments	10,432	13,353
Loans	6,881	8,796
Other assets	945	677
Total	¥ 26,755	¥ 33,135